Stock Option Plan -Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Jan. 31, 2020 shares $ / shares	Jan. 31, 2019 shares $ / shares	Jan. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	3,790,104	3,883,019	3,399,734
Weighted-average Exercise Price, Outstanding	$ 42.32	$ 35.51
Weighted-average remaining life (years), Outstanding	7 years 10 months 24 days	7 years 4 months 24 days
Number of options, Exercisable	1,306,818	1,788,219
Weighted-average Exercise Price , Exercisable	$ 33.68	$ 25.78
$0 to $4 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	13,704	26,894
Weighted-average Exercise Price, Outstanding	$ 1.06	$ 0.85
Weighted-average remaining life (years), Outstanding	1 year 4 months 24 days	2 years 1 month 6 days
Number of options, Exercisable	13,704	26,894
Weighted-average Exercise Price , Exercisable	$ 1.06	$ 0.85
$16 to $20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	5,950	17,550
Weighted-average Exercise Price, Outstanding	$ 18.30	$ 19.00
Weighted-average remaining life (years), Outstanding	6 years 1 month 6 days	7 years 1 month 6 days
Number of options, Exercisable	2,200	9,125
Weighted-average Exercise Price , Exercisable	$ 16.34	$ 18.90
$20 to $24 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	556,150	1,045,175
Weighted-average Exercise Price, Outstanding	$ 20.53	$ 20.86
Weighted-average remaining life (years), Outstanding	5 years 10 months 24 days	6 years 1 month 6 days
Number of options, Exercisable	403,050	724,425
Weighted-average Exercise Price , Exercisable	$ 20.60	$ 21.09
$24 to $28 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	308,800	955,900
Weighted-average Exercise Price, Outstanding	$ 27.15	$ 27.08
Weighted-average remaining life (years), Outstanding	5 years 3 months 18 days	6 years
Number of options, Exercisable	290,325	795,050
Weighted-average Exercise Price , Exercisable	$ 27.16	$ 26.96
$28 to $32 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		3,000
Weighted-average Exercise Price, Outstanding		$ 29.03
Weighted-average remaining life (years), Outstanding		4 years 10 months 24 days
Number of options, Exercisable		3,000
Weighted-average Exercise Price , Exercisable		$ 29.03
$36 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	869,375	963,950
Weighted-average Exercise Price, Outstanding	$ 39.45	$ 39.45
Weighted-average remaining life (years), Outstanding	7 years 4 months 24 days	8 years 4 months 24 days
Number of options, Exercisable	383,175	215,000
Weighted-average Exercise Price , Exercisable	$ 39.45	$ 39.45
$40 to $44 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	95,575	119,500
Weighted-average Exercise Price, Outstanding	$ 40.51	$ 40.46
Weighted-average remaining life (years), Outstanding	8 years 3 months 18 days	9 years 4 months 24 days
Number of options, Exercisable	32,225	11,275
Weighted-average Exercise Price , Exercisable	$ 40.65	$ 40.90
$44 to $48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,175,400	13,800
Weighted-average Exercise Price, Outstanding	$ 46.16	$ 47.67
Weighted-average remaining life (years), Outstanding	9 years 4 months 24 days	9 years
Number of options, Exercisable	4,300	3,450
Weighted-average Exercise Price , Exercisable	$ 47.67	$ 47.67
$60 to $64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	713,750	737,250
Weighted-average Exercise Price, Outstanding	$ 62.69	$ 62.69
Weighted-average remaining life (years), Outstanding	8 years 4 months 24 days	9 years 4 months 24 days
Number of options, Exercisable	177,839
Weighted-average Exercise Price , Exercisable	$ 62.69
$64 to $68 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	51,400
Weighted-average Exercise Price, Outstanding	$ 64.15
Weighted-average remaining life (years), Outstanding	9 years 10 months 24 days